Discontinued Operations (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Discontinued Operations [Line Items]
Non-current assets	$ 3,312,536	$ 3,221,736
Current assets	532,742	579,478
Total assets	3,845,278	3,801,214
Non-current liabilities	2,172,030	2,272,050
Current liabilities	450,551	732,022
Total liabilities	2,622,581	3,004,072
Total attributable to owners of the parent	768,244	461,783
Non-controlling interests	454,453	335,359
Total equity and liabilities	3,845,278	3,801,214
Discontinued operations
Disclosure Of Discontinued Operations [Line Items]
Non-current assets	0	0	$ 13,721
Current assets	0	0	38,997
Total assets	0	0	52,718
Non-current liabilities	0	0	6,552
Current liabilities	0	0	30,551
Total liabilities	0	0	37,103
Total attributable to owners of the parent	0	0	15,304
Non-controlling interests	0	0	311
Total equity and liabilities	$ 0	$ 0	$ 52,718